Other Expenses	12 Months Ended
Dec. 31, 2014
Other Expenses
Other Expenses

28. Other Expenses

        Other expenses for the years ended December 31, 2013, 2012 were $111.6 million and $51.8 million, respectively. The results for the year ended December 31, 2013, were primarily impacted by a $100.5 million provision recorded for asset value guarantees on six aircraft. The results for the year ended December 31, 2012, were primarily impacted by a $31.3 million provision recorded for asset value guarantees associated with three aircraft and $18.0 million of rent expense associated with two aircraft leases that expired in January 2013.